LORD ABBETT                                                            [GRAPHIC]




                                      2002
                                     SEMI-
                                    ANNUAL
                                      REPORT

LORD ABBETT
GLOBAL EQUITY FUND
GLOBAL INCOME FUND




FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT GLOBAL FUND SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2002

DEAR SHAREHOLDERS: We are pleased to provide this six-month overview of the Lord Abbett Global Fund's strategies and performance for the period ended June 30, 2002. On this and the following pages, we discuss the factors that influenced performance.

Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------
LORD ABBETT GLOBAL EQUITY FUND

FOR THE SIX MONTHS ENDED JUNE 30, 2002

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED JUNE 30, 2002?

A: The Lord Abbett Global Equity Fund (the "Fund") returned -7.7%(1) for the period ended June 30, 2002, compared with its benchmark, the MSCI World Index(2), which returned -8.6% for the same period. PLEASE REFER TO PAGE 2 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: During the period, the Fund's holdings in the financial sector added most to the Fund's performance. Higher yielding bank and insurance stocks in Europe, the U.S., and Australia performed well. Also helping performance was stock selection in the industrials sector, particularly in the U.S., and the underweight position in telecommunication companies, which was the worst performing sector in the benchmark.

     Healthcare, traditionally a defensive growth sector, was the third worst performing sector in the benchmark, and the biggest detractor from performance. Holdings in smaller European pharmaceutical companies and U.S. biotechnology companies hurt the Fund's returns. The Fund's underweight position in consumer staples, which we viewed as expensive for their growth rates, and materials companies, typically a low growth sector, also negatively affected the Fund's performance.

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The MSCI World Index was down nearly 9% in U.S. dollar terms in the first half of 2002. The weakest performing region was the U.S., where accounting and management concerns, bankruptcies and general economic worries hit stock prices hard. By the end of the period, other major equity markets were falling with the U.S. on the same concerns, but the strength of the euro and the Japanese yen boosted overseas performance. Technology and telecommunications companies continued to perform poorly, however, defensive and

(Unaudited)
--------------------------------------------------------------------------------

other value-oriented stocks held up relatively well. The materials, consumer staple and energy sectors produced positive returns in the first half of the year.

     Economic indicators in most regions were mixed. Inflation remained subdued, but other statistics suggested that the long-awaited economic pick-up was slowly coming, particularly in continental Europe. Most sectors appeared to have passed the worst of the current slowdown, but some, such as technology and telecommunications, may not see much of an improvement until 2003. The standout region has been Asia, where Japan registered positive Gross Domestic Product in the first quarter. Investors are hopeful that a cyclical upturn has begun, and old economy cyclical and domestic plays did well there, as opposed to export-led companies whose shares suffered from a stronger yen.

Q: PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A: We believe that global equity markets have reassessed the speed and strength of the expected economic recovery, and that expectations about both have been lowered. We are unlikely to change the relatively defensive positioning of the Fund until there is evidence that companies are showing progress in earnings growth. While this may occur sooner in the U.S., the European rebound will probably occur later in the year and into early 2003. In Japan, positive economic momentum may be difficult to sustain if the yen strengthens further.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75% WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -19.98%; 5 YEARS: -3.37%; 10 YEARS: 3.42%.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended June 30, 2002.

(2) An unmanaged index that reflects the stock markets of 22 countries, including the United States, Canada, Europe, Australasia and the Far East with values expressed in U.S. dollars. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
A NOTE ABOUT RISK: The Fund invests substantially in foreign stocks which tend to be more volatile than U.S. stocks. Investments in foreign and derivative securities that the Fund may make present increased market, liquidity, currency, political, informational and other risks. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund's portfolio is actively managed and therefore allocations are subject to change .

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL EQUITY FUND JUNE 30, 2002

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
COMMON STOCKS 90.40%

AUSTRALIA 3.35%
Brambles Industries Ltd.                                130,299           $  691
Commonwealth Bank of Australia                           54,388            1,005
                                                                          ------
TOTAL                                                                      1,696
                                                                          ------
FINLAND 0.95%
Nokia Oyj                                                32,695              478
                                                                          ------
FRANCE 2.67%
Altran Technologies S.A.                                 19,300              562
Bnp Paribas S.A.*                                        14,280              790
                                                                          ------
TOTAL                                                                      1,352
                                                                          ------
IRELAND 1.64%
Irish Life & Permanent plc                               57,440              831
                                                                          ------
ITALY 4.33%
Bulgari S.P.A.                                           90,300              570
ENI S.P.A.                                               62,100              987
Unicredito Italiano S.P.A.                              140,400              635
                                                                          ------
TOTAL                                                                      2,192
                                                                          ------
JAPAN 5.36%
Canon, Inc.                                              18,955              716
Nintendo Co. Ltd.                                         4,000              589
Nitto Denko Corp.                                        21,800              715
Toyota Motor Corp.                                       26,100              692
                                                                          ------
TOTAL                                                                      2,712
                                                                          ------
NEW ZEALAND 1.26%
Telecom Corp. of New Zealand Ltd.                       265,500              636
                                                                          ------
NORWAY 2.06%
Gjensidige NOR Sparebank                                 28,045            1,039
                                                                          ------
UNITED KINGDOM 15.18%
BP plc                                                   89,000           $  747
British Sky Broadcasting plc*                            56,000              537
Compass Group plc                                       105,360              639
Diageo plc                                               73,100              949
GlaxoSmithKline plc                                      25,630              554
Jarvis plc                                              102,300              509
Reckitt Benckiser plc                                    58,550            1,050
Reed Elsevier plc                                        68,900              655
Royal Bank of Scotland Group plc*                        34,000              964
Smith & Nephew plc*                                     115,200              639
Vodafone Group plc                                      315,400              433
                                                                          ------
TOTAL                                                                      7,676
                                                                          ------
UNITED STATES 53.60%
Abbott Laboratories                                      12,000              452
AdvancePCS*+                                             21,500              515
Amgen, Inc.*+                                            11,600              486
Bank of America Corp.                                    10,800              760
Baxter Int'l., Inc.                                      17,600              782
BellSouth Corp.                                          18,800              592
Cardinal Health, Inc.+                                   12,150              746
ChevronTexaco Corp.                                       8,450              748
Citigroup, Inc.                                          14,700              570
Clear Channel Communications, Inc.*                      13,400              429
Concord EFS, Inc.*+                                      28,500              859
Dell Computer Corp.*                                     25,600              669
eBay, Inc.*+                                             11,580              714
Entergy Corp.                                            19,800              840
Exxon Mobil Corp.                                        18,409              753
Federal Home Loan Mortgage Corp.                          9,946              609
Fifth Third Bancorp                                      11,850              790
First Data Corp.                                         21,200              789
Fortune Brands, Inc.                                     22,500            1,260

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND JUNE 30, 2002

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                              SHARES            (000)
--------------------------------------------------------------------------------
Gannett Co., Inc.                                        11,000          $   835
General Electric Co.                                     17,000              494
General Growth Properties, Inc.+                         17,300              882
Getty Images, Inc.*                                      19,700              429
Illinois Tool Works, Inc.                                12,200              833
Intel Corp.                                              30,940              565
International Business Machines Corp.+                    7,650              551
ITT Industries, Inc.                                     19,700            1,391
Microsoft Corp.*                                         12,600              689
North Fork Bancorporation, Inc.                          19,400              772
Nu Skin Enterprises, Inc.                                37,700              549
Pfizer, Inc.                                             19,500              683
Philip Morris, Inc.                                      15,000              655
Target Corp.                                             20,000              762
Tribune Co.                                              19,100              831
Usa Networks, Inc.*+                                     28,000              657
V.F. Corp.                                               16,700              655
Wachovia Corp.                                           21,400              817
Wal-Mart Stores, Inc.                                    12,550              690
                                                                         -------
TOTAL                                                                     27,103
                                                                         -------
TOTAL COMMON STOCKS
(Cost $45,782,568)                                                        45,715
                                                                         =======
                                                      PRINCIPAL
                                                         AMOUNT
                                                       IN LOCAL
INVESTMENTS                                            CURRENCY
--------------------------------------------------------------------------------
FOREIGN BOND 0.03%

UNITED KINGDOM 0.03%
British Aerospace 7.45%
due 11/29/2003
(Cost $14,846)                                       GBP 20,314               15
                                                                         =======
                                                      PRINCIPAL
                                                         AMOUNT           U.S. $
                                                       IN LOCAL            VALUE
INVESTMENTS                                            CURRENCY            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.03%

REPURCHASE AGREEMENT 2.03%

Repurchase Agreement
dated 6/28/2002,
1.90% Due 7/1/2002
with State Street Bank &
Trust Co. Collateralized
by $925,000 of Federal
Home Loan Bank at
7.00% Due 3/15/2010;
value-$1,052,766;
proceeds: $1,027,030
(Cost $1,026,867)                                     USD 1,027          $ 1,027
                                                                         =======
TOTAL INVESTMENTS 92.46%
(Cost $46,824,281)                                                       $46,757
                                                                         =======

*    Non-income producing security.
+    Security (or a portion of security) on loan.
GBP- British Pound
USD- U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT GLOBAL INCOME FUND

FOR THE SIX MONTHS ENDED JUNE 30, 2002

Q. HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED JUNE 30, 2002?

A. The Lord Abbett Global Income Fund (the "Fund") returned 6.9%(1) for the six months ended June 30, 2002, compared with its peer group, the Lipper Global Income Funds Average,(2) which returned 4.3% in the same period. PLEASE REFER TO PAGE 7 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Contributing to the Fund's performance in the period was our decision to lower the portfolios' exposure to mortgage-backed securities (MBS), which became more susceptible to prepayment risk as market interest rates declined. As the six months ended, we were underweight in MBS in general. We remained overweight in government agency securities, which outperformed corporate bonds in the second quarter.

     The Fund's foreign currency exposure also added to performance. While the Fund does not take large positions in currencies, a small overweight in European currencies boosted performance as these currencies strengthened against the U.S. dollar in world markets.

     Contributing to performance in the first quarter were positions in emerging market and high-yield bonds, which are not represented in the benchmark. As investor demand increased, tightening the spreads(3) (the difference in yields) between these markets and Treasuries, the Fund benefited from price appreciation in this area.

     By the second quarter, however, emerging market and high-yield bonds in general were hurt by investors' increased level of risk-aversion and their flight to high-credit quality. The Fund's exposure to emerging markets throughout the period was small relative to its participation in European, U.S. and Pacific Rim markets. The Fund's overweight position in U.S. high-yield bonds detracted from performance in the second quarter. However, European corporate bonds, where we were underweight, outperformed U.S. corporate bonds, dampening losses in the sector.

Q. PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD.

A. The Federal Reserve Board (the "Fed") brought its year-long easing campaign to a close in the first quarter, suggesting that economic risks were now balanced between economic weakness and future inflationary pressure. Investors grew more confident of an eventual U.S. economic recovery; some ventured out of investment "safe havens," such as money-market funds and Treasuries, into

(Unaudited)
--------------------------------------------------------------------------------

higher-yielding corporate bonds and emerging markets, generating a first-quarter rally in both areas.

     In the second quarter, however, concerns about corporate accounting practices raised the perceived risk of corporate bonds, prompting a flight to premier credit-quality corporate issuers, which were the major beneficiaries. Emerging-markets sovereign debt benefited from ratings upgrades, providing an alternative investment in the face of increasing corporate risk.

     The yield curve(4) in Europe continued to flatten throughout the period as investors anticipated rate hikes by European central banks as early as the summer. But in the United States, the economic recovery seemed to falter in the second quarter, and investors' expectations for an increase in the Fed funds rate were pushed further out into the autumn or even next year. Except for a brief spurt upward in May, market interest rates decreased steadily during the second quarter. Short-term rates fell more than long-term rates, steepening the yield curve in the U.S. once again. Spreads (the difference in yields) between government bonds and riskier assets widened, as investors once again fled to the perceived safety of U.S. Treasuries.

     Meanwhile, the U.S. dollar fell mostly against a broad basket of currencies, including the Japanese yen, euro and British pound, as investors looked outside the troubled U.S. corporate bond and equity markets for investment opportunities in Europe and Asia.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. The economic recovery in the U.S. remains fragile, reducing if not eliminating the likelihood of a rate hike this summer, as the Fed will not want to act before the recovery gains momentum. Because a slower recovery has implications for economic growth overseas, we believe the European Central Bank will show the same hesitancy to reduce rates. Therefore, market interest rates globally are likely to remain at their current low levels for much of the year. It's probably reasonable to expect geopolitical concerns to remain at center stage for the balance of the year, reinforcing investors' flight to quality and risk aversion and steepening the yield curve. We also anticipate the U.S. dollar to continue its decline against world currencies as foreign investors flee the uncertainty of the U.S. corporate bond and equity markets. In our judgment, this outlook is currently priced into global bond markets.

     Going forward, we will increase the Fund's exposure to shorter-maturity European sovereign bonds and tread carefully in the high-yield corporate bond sectors with a bias toward good credit quality. Our focus in emerging markets may shift to eastern Europe, an area which we believe would be relatively unaffected by the increased volatility in

(Unaudited)
--------------------------------------------------------------------------------

Latin American markets. Finally, with reduced expectations of a rate hike by the Fed, we will continue to be underweight in MBS.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 4.75% WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: 5.99%; 5 YEARS: 1.54%; 10 YEARS: 4.00%.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended June 30, 2002.

(2) Lipper Global Income Funds Average is based on the performance of funds which invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment. (C)2002 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(3) A yield spread is the difference in yield between bonds of different credit quality. The spread reflects the riskiness of the bonds. Greater risk means that investors demand a higher yield, widening the spread. Lower risk means that investors demand a lower yield, narrowing or tightening the spread.

(4) When the difference between short- and long-term rates is diminishing, the yield curve is said to be flattening. For much of 2001, short-term rates were significantly lower than long-term rates, i.e., the curve was said to be positive or steepened. A yield curve is obtained by plotting the yields of bonds with maturities ranging from the shortest to the longest available. The resulting curve is a graphic picture of short-term interest rates versus long-term rates.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests substantially in foreign securities which present increased market, liquidity, currency, political, informational and other risks. The Fund may use foreign currency forwards and options in an attempt to hedge currency risk and may employ other derivatives. A significant portion of the Fund's assets may be invested in high-yield securities, sometimes called "junk bonds." These securities carry increased risks of price volatility, illiquidity and the possibility of default in the timely payment of interest and principal. The Fund invests in the securities of relatively few issuers, which may further enhance its volatility. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund's portfolio is actively managed and therefore allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL INCOME FUND JUNE 30, 2002

                                                                                       PRINCIPAL
                                                  INTEREST       MATURITY        AMOUNT IN LOCAL            U.S. $
INVESTMENTS                                           RATE           DATE         CURRENCY (000)             VALUE
-------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS 45.20%

AUSTRALIA 0.19%
Australian Government(a)                              7.50%     7/15/2005    AUD             177        $  104,514
                                                                                                        ----------
BELGIUM 3.30%
Belgian Kingdom(a)                                    5.75%     9/28/2010    EUR             129           133,663
Belgium Kingdom(a)                                    7.25%     4/29/2004    EUR           1,630         1,701,193
                                                                                                        ----------
TOTAL                                                                                                    1,834,856
                                                                                                        ----------
BRAZIL 0.35%
Federal Republic of Brazil                           11.00%     1/11/2012    USD             204           123,930
Federal Republic of Brazil                           11.50%     3/12/2008    USD             100            68,250
                                                                                                        ----------
TOTAL                                                                                                      192,180
                                                                                                        ----------
BULGARIA 0.25%
Republic of Bulgaria(b)                               2.813%    7/28/2024    USD             153           138,032
                                                                                                        ----------
CANADA 2.07%
Biovail Corp.                                         7.875%     4/1/2010    USD             125           121,250
Government of Canada(a)                               5.50%      6/1/2010    CAD             535           356,014
Government of Canada(a)                               7.50%     12/1/2003    CAD             855           593,379
Telus Corp.                                           8.00%      6/1/2011    USD             100            83,240
                                                                                                        ----------
TOTAL                                                                                                    1,153,883
                                                                                                        ----------
CHILE 0.36%
Republic of Chile                                     5.625%    7/23/2007    USD             205           202,207
                                                                                                        ----------
FRANCE 0.90%
French Treasury Note(a)                               5.00%     7/12/2005    EUR             500           501,506
                                                                                                        ----------
GERMANY 6.95%
Allgemeine Hypobank AG(a)(c)                          5.50%     7/13/2010    EUR           1,644         1,641,627
Deutschland Republic(a)                               7.375%     1/3/2005    EUR           1,284         1,362,481
Kredit Wiederauf(a)                                   5.625%   11/27/2007    EUR             835           863,614
                                                                                                        ----------
TOTAL                                                                                                    3,867,722
                                                                                                        ----------
GREECE 1.06%
Hellenic Republic(a)                                  5.25%     5/18/2012    EUR             600           591,348
                                                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2002

                                                                                       PRINCIPAL
                                                  INTEREST       MATURITY        AMOUNT IN LOCAL            U.S. $
INVESTMENTS                                           RATE           DATE         CURRENCY (000)             VALUE
-------------------------------------------------------------------------------------------------------------------
ITALY 9.49%
Buoni Poliennali Del Tes(a)                           4.50%      3/1/2007    EUR           1,000       $   984,356
Buoni Poliennali Del Tes(a)                           5.25%    12/15/2005    EUR           3,000         3,044,544
Buoni Poliennali Del Tes(a)(c)                        6.00%      5/1/2031    EUR           1,175         1,251,857
                                                                                                       -----------
TOTAL                                                                                                    5,280,757
                                                                                                       -----------
JAPAN 8.76%
Development Bank of Japan(a)                          2.875%   12/20/2006    JPY         350,000         3,244,237
European Investment Bank(a)                           3.00%     9/20/2006    JPY         175,000         1,631,328
                                                                                                       -----------
TOTAL                                                                                                    4,875,565
                                                                                                       -----------
LUXEMBOURG 1.77%
Europaeische Hypobank(a)                              5.75%      1/4/2011    EUR             965           985,707
                                                                                                       -----------
MEXICO 1.05%
United Mexican States(a)(c)                           7.50%      3/8/2010    EUR             315           306,412
United Mexican States(d)                              9.875%     2/1/2010    USD             250           280,000
                                                                                                       -----------
TOTAL                                                                                                      586,412
                                                                                                       -----------
NETHERLANDS 0.66%
Netherlands Government(a)                             5.75%     2/15/2007    EUR             357           369,316
                                                                                                       -----------
POLAND 0.33%
Republic of Poland                                    6.25%      7/3/2012    USD             185           185,000
                                                                                                       -----------
RUSSIA 0.23%
Russian Federation(b)(c)                              5.00%     3/31/2030    USD             185           128,922
                                                                                                       -----------
SPAIN 4.71%
Spanish Government(a)                                 6.00%     1/31/2008    EUR           2,500         2,620,332
                                                                                                       -----------
SWEDEN 1.29%
Swedish Government(a)                                10.25%      5/5/2003    SEK           6,300           715,793
                                                                                                       -----------
UNITED KINGDOM 1.48%
United Kingdom Treasury(a)                            6.00%     12/7/2028    GBP             300           538,868
United Kingdom Treasury(a)                            9.00%     7/12/2011    GBP             102           200,468
United Kingdom Treasury(a)                           10.00%      9/8/2003    GBP              50            80,899
                                                                                                       -----------
TOTAL                                                                                                      820,235
                                                                                                       -----------
TOTAL FOREIGN BONDS (Cost $23,729,674)                                                                  25,154,287
                                                                                                       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2002

                                                                                       PRINCIPAL
                                                  INTEREST       MATURITY        AMOUNT IN LOCAL            U.S. $
INVESTMENTS                                           RATE           DATE         CURRENCY (000)             VALUE
-------------------------------------------------------------------------------------------------------------------
UNITED STATES BONDS 57.45%
American Standard, Inc.                              7.625%     2/15/2010    USD             120        $  124,200
Anheuser-Busch Cos., Inc.                             6.50%      2/1/2043    USD              60            59,791
AOL Time Warner, Inc.                                 6.75%     4/15/2011    USD              75            69,131
ArvinMeritor, Inc.                                    8.75%      3/1/2012    USD             100           107,362
AT&T Corp.(c)                                         7.30%    11/15/2011    USD             125           103,944
AT&T Wireless Services, Inc.                         7.875%      3/1/2011    USD             215           173,967
Beazer Homes USA, Inc.(c)                            8.375%     4/15/2012    USD             100           101,500
Burlington Northern Santa Fe Railway Co.             7.125%    12/15/2010    USD             160           172,062
Calpine Corp.                                        7.875%      4/1/2008    USD             165           109,725
Caterpillar, Inc.(d)                                  6.95%      5/1/2042    USD             105           107,504
Citibank Credit Card Master Trust                     5.30%      1/9/2006    USD             500           518,403
Citigroup, Inc.                                       6.50%     1/18/2011    USD             125           130,192
Conagra Foods, Inc.                                   6.75%     9/15/2011    USD             150           158,554
Constellation Energy Group, Inc.(d)                   7.00%      4/1/2012    USD             125           130,772
Coors Brewing Co.(c)                                 6.375%     5/15/2012    USD              80            82,470
Cox Communications, Inc.                              7.75%     11/1/2010    USD             155           147,646
Credit Suisse First Boston, Inc.                      5.96%    11/11/2030    USD           1,062         1,109,644
Credit Suisse First Boston, Inc.                      6.52%     1/17/2035    USD             628           667,079
CRH America, Inc.                                     6.95%     3/15/2012    USD             125           131,697
CSC Holdings, Inc.                                   8.125%     8/15/2009    USD              75            62,185
Dean Foods Co.                                        8.15%      8/1/2007    USD              75            77,725
Dole Food Co.                                        6.375%     10/1/2005    USD             300           305,957
Dominion Resources, Inc.                              6.25%     6/30/2012    USD              95            95,104
Dow Chemical Co.                                      5.97%     1/15/2009    USD             235           239,957
D.R. Horton, Inc.                                    10.00%     4/15/2006    USD             100           102,750
DTE Energy Co.(d)                                     7.05%      6/1/2011    USD             125           132,489
Dun & Bradstreet Corp.                               6.625%     3/15/2006    USD             237           246,070
Duquesne Light Co.                                    6.70%     4/15/2012    USD              85            88,674
Enterprise Products Operating LP                      7.50%      2/1/2011    USD             360           376,503
European Investment Bank(a)                           6.25%     12/7/2008    GBP             657         1,047,706
Federal Home Loan Mortgage Corp.                     2.325%     7/15/2008    USD             129           128,802
Federal Home Loan Mortgage Corp.                     2.375%    12/15/2008    USD             336           336,481
Federal Home Loan Mortgage Corp.                      6.00%     6/15/2005    USD              40            40,313
Federal Home Loan Mortgage Corp.                      7.50%      5/1/2031    USD             246           258,684
Federal Home Loan Mortgage Corp.                      7.50%     10/1/2031    USD             119           125,474

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2002

                                                                                       PRINCIPAL
                                                  INTEREST       MATURITY        AMOUNT IN LOCAL            U.S. $
INVESTMENTS                                           RATE           DATE         CURRENCY (000)             VALUE
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. (TBA)                6.50%      8/1/2030    USD           1,150        $1,168,688
Federal Home Loan Mortgage Corp. (TBA)                7.00%      7/1/2031    USD           1,505         1,558,623
Federal National Mortgage Assoc.                      5.50%    10/18/2011    USD           1,350         1,353,257
Federal National Mortgage Assoc.                     6.625%    11/15/2030    USD             917           968,159
Federal National Mortgage Assoc.                      6.75%      3/1/2005    USD              20            20,355
Federal National Mortgage Assoc.                      7.00%      1/1/2017    USD           1,352         1,421,455
Federal National Mortgage Assoc. (TBA)                6.00%      7/1/2017    USD           1,590         1,621,307
Federal National Mortgage Assoc. (TBA)                6.00%      8/1/2032    USD             955           949,031
Ferro Corp.                                          9.125%      1/1/2009    USD             265           285,098
Ford Credit Auto Owner Trust                          6.62%     7/15/2004    USD             545           555,900
Ford Motor Co.                                        7.45%     7/16/2031    USD              75            70,011
Ford Motor Credit Co.                                 6.50%     1/25/2007    USD             780           781,473
Forest Oil Corp.(c)                                   7.75%      5/1/2014    USD              75            72,750
GE Financial Assurance(a)                             1.60%     6/20/2011    JPY         185,000         1,524,711
General Electric Capital Corp.                        6.75%     3/15/2032    USD             120           118,246
General Motors Acceptance Corp.                       8.00%     11/1/2031    USD             100           102,567
Goldman Sachs Group, Inc.(d)                          6.60%     1/15/2012    USD             190           193,876
Goldman Sachs Group, Inc.                            6.875%     1/15/2011    USD              90            93,457
Government National Mortgage Assoc. (TBA)             7.00%      7/1/2031    USD             350           363,234
Green Tree Financial Corp.                            6.91%     6/15/2028    USD             361           363,184
Green Tree Financial Corp.                            6.97%      4/1/2031    USD             585           602,545
HCA, Inc.                                             6.95%      5/1/2012    USD             100           102,087
Healthsouth Corp.                                     8.50%      2/1/2008    USD             190           200,450
Household Finance Corp.(d)                           6.375%    10/15/2011    USD             235           225,191
Household Finance Corp.                              7.625%     5/17/2032    USD              70            69,190
International Flavors & Fragrances, Inc.              6.45%     5/15/2006    USD             320           333,193
Iron Mountain, Inc.                                  8.625%      4/1/2013    USD             125           128,437
John Deere Captial Corp.                              7.00%     3/15/2012    USD             145           155,634
Kansas City Power & Light Co.                        7.125%    12/15/2005    USD             500           532,752
KFW International Finance(a)                          6.00%     12/7/2028    GBP             162           273,954
KFW International Finance(a)                          6.25%    10/15/2003    EUR             225           228,599
Lenfest Communications, Inc.                          8.25%     2/15/2008    USD             295           307,209
Lincoln National Corp.                                6.20%    12/15/2011    USD             125           126,195

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2002

                                                                                       PRINCIPAL
                                                  INTEREST       MATURITY        AMOUNT IN LOCAL            U.S. $
INVESTMENTS                                           RATE           DATE         CURRENCY (000)             VALUE
-------------------------------------------------------------------------------------------------------------------
Massachusetts RRB Special Purpose Trust               6.45%     9/15/2005    USD             299       $   307,391
MeadWestvaco Corp.                                    6.85%      4/1/2012    USD             100           105,174
Mirant Americas LLC                                  7.625%      5/1/2006    USD             385           312,141
Morgan Stanley                                        6.75%     4/15/2011    USD             160           164,862
NCR Corp.(c)                                         7.125%     6/15/2009    USD              95            96,529
Nextel Communications, Inc.                           9.50%      2/1/2011    USD             100            49,500
Niagara Mohawk Holdings, Inc.                        5.375%     10/1/2004    USD              90            91,866
Oncor Electric Delivery Co.(c)                       6.375%      5/1/2012    USD              95            97,786
Oshkosh Truck Corp.                                   8.75%      3/1/2008    USD             150           156,000
Park Place Entertainment Corp.                        7.50%      9/1/2009    USD             140           138,240
Pfizer, Inc.(a)                                       0.80%     3/18/2008    JPY         175,000         1,478,507
Praxair, Inc.                                         6.50%      3/1/2008    USD             115           121,200
Quest Diagnostics, Inc.                               7.50%     7/12/2011    USD             125           136,056
Residential Asset Securities Corp.                    6.90%     8/25/2027    USD             488           508,419
Scholastic Corp.                                      5.75%     1/15/2007    USD             150           151,572
Sears Credit Account Master Trust                     6.45%    10/16/2006    USD             317           319,318
Sears Roebuck Acceptance Corp.                        7.00%      6/1/2032    USD              35            33,630
Stone Container Corp.(c)                             8.375%      7/1/2012    USD              40            40,500
Tenet Healthcare Corp.                               6.375%     12/1/2011    USD             150           152,107
The Money Store Home Equity Trust                    6.725%     6/15/2024    USD             700           720,740
U.S. Treasury Bond                                    5.25%     2/15/2029    USD             453           426,142
U.S. Treasury Strip                            Zero Coupon      8/15/2020    USD           1,182           403,464
Vanderbilt Mortgage Finance                          6.975%      1/7/2014    USD             465           482,203
Verizon Global Funding Corp.(d)                       7.25%     12/1/2010    USD              50            50,575
Viacom, Inc.                                         7.875%     7/30/2030    USD              65            70,794
Waste Management, Inc.                                7.10%      8/1/2026    USD             178           180,740
Waste Management, Inc.                               7.375%      8/1/2010    USD             155           161,189
WellPoint Health Networks, Inc.                      6.375%     1/15/2012    USD             170           176,384
Weyerhaeuser Co.(c)                                  6.125%     3/15/2007    USD              80            82,417
WorldCom, Inc.(d)                                     8.25%     5/15/2010    USD             120            18,600
                                                                                                       -----------
TOTAL UNITED STATES BONDS (Cost $31,720,524)                                                            31,975,381
                                                                                                       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2002

                                                                                       PRINCIPAL
                                                  INTEREST       MATURITY        AMOUNT IN LOCAL            U.S. $
INVESTMENTS                                           RATE           DATE         CURRENCY (000)             VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.94%

REPURCHASE AGREEMENT 4.94%

Repurchase Agreement
Dated 6/28/2002 with
State Street Bank & Trust Co. collateralized by
$2,435,000 of Federal National
Mortgage Assoc. at
7.125% due 1/15/2030;
value-$2,810,903;
proceeds: $2,751,436
(Cost $2,751,000)                                     1.90%      7/1/2002    USD           2,751       $ 2,751,000
                                                                                                       ===========
TOTAL INVESTMENTS 107.59% (Cost $58,201,198)                                                           $59,880,668
                                                                                                       ===========

(a)  Investments in non-U.S. dollar denominated securities (46.55%).
     The remaining securities (53.45%) are invested in U.S. dollar-denominated securites.
(b) Variable rate security. The interest rate represents the rate at June 30, 2002.
(c)  Restricted security under rule 144A.
(d)  Security (or a portion of security) on loan.
TBA- To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
AUD- Australian Dollar
CAD- Canadian Dollar
EUR- Euro
GBP- British Pound
JPY- Japanese Yen
SEK- Swedish Krona
USD- U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                                                                                  GLOBAL                     GLOBAL
                                                                             EQUITY FUND                INCOME FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS:

   Investment in securities, at cost                                         $46,824,281               $ 58,201,198
---------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                        $46,756,982               $ 59,880,668
   Market value of collateral for securities loaned                            7,556,249                  1,130,200
   Cash (Principally foreign currencies)                                       3,370,076                    434,081
   Receivables:
      Interest and dividends                                                     115,721                    866,605
      Investment securities sold                                                 345,553                  5,786,835
      Capital shares sold                                                      1,429,405                    235,440
   Prepaid expenses and other assets                                              28,161                     22,840
---------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                               59,602,147                 68,356,669
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:

   Securities lending collateral                                               7,556,249                  1,130,200
   Payables:
      Investment securities purchased                                          1,181,909                 11,026,508
      Capital shares reacquired                                                   75,747                    119,665
      Management fees                                                             30,767                     22,453
      12b-1 distribution fees                                                     55,008                     28,515
      Directors' fees                                                             28,467                     53,985
   Dividends payable                                                                   -                    216,668
   Accrued expenses                                                              103,600                    102,871
---------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           9,031,747                 12,700,865
=====================================================================================================================
NET ASSETS                                                                   $50,570,400               $ 55,655,804
=====================================================================================================================
COMPOSITION OF NET ASSETS:

Paid-in capital                                                               59,280,299                 85,481,824
Accumulated net investment loss                                                  (91,852)                  (935,483)
Accumulated net realized loss on investments and foreign
   currency related transactions                                              (8,874,169)               (30,646,334)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                   256,122                  1,755,797
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $50,570,400               $ 55,655,804
=====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                               $43,934,363               $ 50,952,845
Class B Shares                                                               $ 4,308,920               $  1,747,263
Class C Shares                                                               $ 2,327,117               $  2,133,756
Class P Shares                                                                         -               $    821,940
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                 4,747,386                  7,717,617
Class B Shares                                                                   482,217                    264,111
Class C Shares                                                                   260,474                    321,869
Class P Shares                                                                         -                    125,152
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NET ASSETS
   DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $9.25                      $6.60
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75% and 4.75%, respectively)            $9.81                      $6.93
Class B Shares-Net asset value                                                     $8.94                      $6.62
Class C Shares-Net asset value                                                     $8.93                      $6.63
Class P Shares-Net asset value                                                         -                      $6.57
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                                                                  GLOBAL                     GLOBAL
                                                                             EQUITY FUND                INCOME FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends                                                                    $   457,687               $          -
Interest                                                                          47,577                  1,286,054
Foreign withholding tax                                                          (22,055)                    (7,946)
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          483,209                  1,278,108
---------------------------------------------------------------------------------------------------------------------
EXPENSES:

Management fees                                                                  196,103                    136,011
12b-1 distribution plan-Class A                                                   88,983                     95,612
12b-1 distribution plan-Class B                                                   22,514                      7,694
12b-1 distribution plan-Class C                                                   12,016                      7,340
12b-1 distribution plan-Class P                                                        -                      1,351
Shareholder servicing                                                            149,860                     59,273
Reports to shareholders                                                           23,758                     17,100
Professional                                                                      18,201                     20,718
Registration                                                                      16,661                     21,238
Custody                                                                            6,355                     11,125
Fund administration                                                                1,925                      7,654
Directors' fees                                                                    1,372                      1,083
Other                                                                             10,106                      4,227
---------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                   547,854                    390,426
   Expense reductions                                                               (529)                      (876)
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                     547,325                    389,550
NET INVESTMENT INCOME (LOSS)                                                     (64,116)                   888,558
---------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investment transactions and foreign currency
   related transactions                                                       (4,261,481)                  (175,096)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies                                                                    214,873                  2,903,112
=====================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       (4,046,608)                 2,728,016
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $(4,110,724)              $  3,616,574
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 2002

                                                                                  GLOBAL                     GLOBAL
DECREASE IN NET ASSETS                                                       EQUITY FUND                INCOME FUND
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                                                 $   (64,116)               $   888,558
Net realized loss on investment transactions and
   foreign currency related transactions                                      (4,261,481)                  (175,096)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies                                                                    214,873                  2,903,112
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (4,110,724)                 3,616,574
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
   Class A                                                                             -                 (1,432,602)
   Class B                                                                             -                    (39,030)
   Class C                                                                             -                    (51,639)
   Class P                                                                             -                    (17,229)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                    -                 (1,540,500)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                                             12,779,256                  2,358,503
Reinvestment of distributions                                                          -                  1,198,299
Cost of shares reacquired                                                    (11,943,838)                (6,623,148)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                                                    835,418                 (3,066,346)
=====================================================================================================================
NET DECREASE IN NET ASSETS                                                    (3,275,306)                  (990,272)
=====================================================================================================================
NET ASSETS:

Beginning of period                                                           53,845,706                 56,646,076
---------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                $50,570,400                $55,655,804
=====================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                              $   (91,852)               $  (935,483)
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2001

                                                                                  GLOBAL                     GLOBAL
DECREASE IN NET ASSETS                                                       EQUITY FUND                INCOME FUND
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                                                $   (162,568)              $  2,320,509
Net realized gain (loss) on investment transactions
   and foreign currency related transactions                                  (4,618,824)                   707,810
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies                                                                (11,969,918)                (1,905,623)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (16,751,310)                 1,122,696
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
   Class A                                                                             -                 (3,475,991)
   Class B                                                                             -                    (81,383)
   Class C                                                                             -                   (104,666)
   Class P                                                                             -                    (18,873)
Paid-in Capital
   Class A                                                                             -                   (243,667)
   Class B                                                                             -                     (5,703)
   Class C                                                                             -                     (7,354)
   Class P                                                                             -                     (1,316)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                    -                 (3,938,953)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                                             53,078,270                  9,293,112
Reinvestment of distributions                                                          -                  3,109,543
Cost of shares reacquired                                                    (55,411,176)               (18,929,914)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                         (2,332,906)                (6,527,259)
=====================================================================================================================
NET DECREASE IN NET ASSETS                                                   (19,084,216)                (9,343,516)
=====================================================================================================================
NET ASSETS:

Beginning of year                                                             72,929,922                 65,989,592
---------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                 $ 53,845,706               $ 56,646,076
=====================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                             $    (27,736)              $   (283,541)
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL EQUITY FUND

                                       SIX MONTHS
                                          ENDED                              YEAR ENDED 12/31
                                        6/30/2002     ---------------------------------------------------------------
                                       (UNAUDITED)       2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

 NET ASSET VALUE,
   BEGINNING OF PERIOD                     $10.02       $12.98       $13.82        $12.29       $12.08       $12.55
                                           ======       ======       ======        ======       ======       ======
 Investment operations
   Net investment income (loss)              (.01)(a)     (.02)(a)     (.05)(a)      (.09)(a)      .01(a)       .07(a)

   Net realized and
      unrealized gain (loss)                 (.76)       (2.94)         .65          1.62         1.08          .90
                                           ------       ------       ------        ------       ------       ------
      Total from investment
      operations                             (.77)       (2.96)         .60          1.53         1.09          .97
                                           ------       ------       ------        ------       ------       ------
 Distributions to shareholders from:
   Net investment income                        -            -            -             -         (.03)        (.06)

   Net realized gain                            -            -        (1.44)            -         (.85)       (1.38)
                                           ------       ------       ------        ------       ------       ------

      Total distributions                       -            -        (1.44)            -         (.88)       (1.44)
                                           ------       ------       ------        ------       ------       ------
 NET ASSET VALUE, END OF PERIOD            $ 9.25       $10.02       $12.98        $13.82       $12.29       $12.08
                                           ======       ======       ======        ======       ======       ======

 Total Return(b)                            (7.68)%(c)  (22.80)%       4.78%        12.37%        9.07%        7.99%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including expense
      reductions                              .99%(c)     1.99%        1.78%         1.94%        1.66%        1.51%
   Expenses, excluding expense
      reductions                              .99%(c)     2.01%        1.79%         1.94%        1.66%        1.51%
   Net investment income (loss)              (.07)%(c)    (.19)%       (.34)%        (.77)%        .06%         .57%

                                     SIX MONTHS
                                        ENDED                             YEAR ENDED 12/31
                                      6/30/2002   -------------------------------------------------------------------
 SUPPLEMENTAL DATA:                  (UNAUDITED)     2001         2000          1999         1998         1997
=====================================================================================================================
 Net assets, end of period (000)       $43,934      $47,016      $64,288       $66,975      $75,524      $78,655

 Portfolio turnover rate                 16.19%       97.27%       41.21%        78.74%       89.48%       99.05%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                       SIX MONTHS
                                          ENDED                              YEAR ENDED 12/31
                                        6/30/2002     ---------------------------------------------------------------
                                       (UNAUDITED)       2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                     $ 9.70       $12.65       $13.60        $12.18       $12.03       $12.53
                                           ======       ======       ======        ======       ======       ======
 Investment operations
   Net investment loss                       (.04)(a)     (.09)(a)     (.14)(a)      (.17)(a)     (.09)(a)     (.02)(a)

   Net realized and
      unrealized gain (loss)                 (.72)       (2.86)         .63          1.59         1.09          .89
                                           ------       ------       ------        ------       ------       ------
      Total from investment
      operations                             (.76)       (2.95)         .49          1.42         1.00          .87
                                           ------       ------       ------        ------       ------       ------
 Distributions to shareholders
 from net realized gain                         -            -        (1.44)            -         (.85)       (1.37)
                                           ------       ------       ------        ------       ------       ------
 NET ASSET VALUE, END OF PERIOD            $ 8.94       $ 9.70       $12.65        $13.60       $12.18       $12.03
                                           ======       ======       ======        ======       ======       ======

 Total Return(b)                            (7.84)%(c)  (23.32)%       4.12%        11.49%        8.37%        7.19%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including expense
      reductions                             1.30%(c)     2.62%        2.40%         2.57%        2.37%        2.23%
   Expenses, excluding expense
      reductions                             1.30%(c)     2.64%        2.41%         2.57%        2.37%        2.23%
   Net investment loss                       (.37)%(c)    (.82)%       (.92)%       (1.42)%       (.70)%       (.16)%

                                     SIX MONTHS
                                        ENDED                             YEAR ENDED 12/31
                                      6/30/2002   -------------------------------------------------------------------
 SUPPLEMENTAL DATA:                  (UNAUDITED)     2001         2000          1999         1998         1997
=====================================================================================================================
 Net assets, end of period (000)       $4,309       $4,568       $5,615        $3,686       $2,781       $1,340

 Portfolio turnover rate                16.19%       97.27%       41.21%        78.74%       89.48%       99.05%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                       SIX MONTHS
                                          ENDED                              YEAR ENDED 12/31
                                        6/30/2002     ---------------------------------------------------------------
                                       (UNAUDITED)       2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                     $ 9.73       $12.69       $13.63        $12.20       $12.05       $12.54
                                           ======       ======       ======        ======       ======       ======
 Investment operations
   Net investment loss                       (.06)(a)     (.08)(a)     (.14)(a)      (.17)(a)     (.09)(a)     (.01)(a)

   Net realized and
      unrealized gain (loss)                 (.74)       (2.88)         .64          1.60         1.09          .90
                                           ------       ------       ------        ------       ------       ------
      Total from investment
      operations                             (.80)       (2.96)         .50          1.43         1.00          .89
                                           ------       ------       ------        ------       ------       ------

 Distributions to shareholders from:
   Net investment income                        -            -            -             -            -         (.01)

   Net realized gain                            -            -        (1.44)            -         (.85)       (1.37)
                                           ------       ------       ------        ------       ------       ------

      Total distributions                       -            -        (1.44)            -         (.85)       (1.38)
                                           ------       ------       ------        ------       ------       ------
 NET ASSET VALUE, END OF PERIOD            $ 8.93       $ 9.73       $12.69        $13.63       $12.20       $12.05
                                           ======       ======       ======        ======       ======       ======

 Total Return(b)                            (8.22)%(c)  (23.33)%       4.19%        11.56%        8.35%        7.34%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including expense
      reductions                             1.57%(c)     2.62%        2.40%         2.57%        2.37%        2.14%
   Expenses, excluding expense
      reductions                             1.57%(c)     2.64%        2.41%         2.57%        2.37%        2.14%
   Net investment loss                       (.63)%(c)    (.78)%       (.94)%       (1.44)%       (.69)%       (.06)%

                                     SIX MONTHS
                                        ENDED                             YEAR ENDED 12/31
                                      6/30/2002   -------------------------------------------------------------------
 SUPPLEMENTAL DATA:                  (UNAUDITED)     2001         2000          1999         1998         1997
=====================================================================================================================
 Net assets, end of period (000)        $2,327       $2,262       $3,027        $2,305       $1,788         $825

 Portfolio turnover rate                 16.19%       97.27%       41.21%        78.74%       89.48%       99.05%
=====================================================================================================================

(a)  Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL INCOME FUND

                                       SIX MONTHS
                                          ENDED                              YEAR ENDED 12/31
                                        6/30/2002     ---------------------------------------------------------------
                                       (UNAUDITED)       2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                      $6.35        $6.65        $7.16         $8.44        $8.09        $8.34
                                           ======       ======       ======        ======       ======       ======

 Investment operations
   Net investment income
      (net of interest expense)               .10(a)       .25(a)(e)    .23(a)        .47(a)       .55(a)       .51(a)

   Net realized and
      unrealized gain (loss)                  .33         (.12)        (.25)        (1.26)         .30         (.18)
                                           ------       ------       ------        ------       ------       ------
      Total from investment
      operations                              .43          .13         (.02)         (.79)         .85          .33
                                           ------       ------       ------        ------       ------       ------

 Distributions to shareholders from:
   Net investment income                     (.18)        (.40)           -          (.39)        (.50)        (.51)

   Paid-in capital                              -         (.03)        (.49)         (.10)           -         (.07)
                                           ------       ------       ------        ------       ------       ------
      Total distributions                    (.18)        (.43)        (.49)         (.49)        (.50)        (.58)
                                           ------       ------       ------        ------       ------       ------
 NET ASSET VALUE, END OF PERIOD             $6.60        $6.35        $6.65         $7.16        $8.44        $8.09
                                           ======       ======       ======        ======       ======       ======

 Total Return(b)                             6.92%(d)     1.87%        (.03)%       (9.47)%      10.79%        4.23%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including expense
      reductions                              .69%(d)     1.25%        1.25%         1.24%        1.18%        1.10%
   Expenses, excluding expense
      reductions                              .69%(d)     1.29%        1.31%         1.24%        1.18%        1.10%
   Net investment income                     1.64%(d)     3.85%        3.42%         6.08%        6.75%        6.29%

                                     SIX MONTHS
                                        ENDED                             YEAR ENDED 12/31
                                      6/30/2002   -------------------------------------------------------------------
 SUPPLEMENTAL DATA:                  (UNAUDITED)     2001         2000          1999         1998         1997
=====================================================================================================================
 Net assets, end of period (000)       $50,953      $52,449      $62,592       $86,015     $119,447     $142,332

 Portfolio turnover rate                134.98%      393.95%      406.50%       314.07%      359.13%      616.63%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                       SIX MONTHS
                                          ENDED                              YEAR ENDED 12/31
                                        6/30/2002     ---------------------------------------------------------------
                                       (UNAUDITED)       2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                      $6.37        $6.67        $7.17         $8.44        $8.09        $8.34
                                           ======       ======       ======        ======       ======       ======
 Investment operations
   Net investment income
      (net of interest expense)               .08(a)       .21(a)(e)    .19(a)        .43(a)       .49(a)       .45(a)

   Net realized and
      unrealized gain (loss)                  .33         (.12)        (.25)        (1.26)         .30         (.18)
                                           ------       ------       ------        ------       ------       ------
      Total from investment
      operations                              .41          .09         (.06)         (.83)         .79          .27
                                           ------       ------       ------        ------       ------       ------
 Distributions to shareholders from:
   Net investment income                     (.16)        (.36)           -          (.35)        (.44)        (.46)

   Paid-in capital                              -         (.03)        (.44)         (.09)           -         (.06)
                                           ------       ------       ------        ------       ------       ------
      Total distributions                    (.16)        (.39)        (.44)         (.44)        (.44)        (.52)
                                           ------       ------       ------        ------       ------       ------
 NET ASSET VALUE, END OF PERIOD             $6.62        $6.37        $6.67         $7.17        $8.44        $8.09
                                           ======       ======       ======        ======       ======       ======

 Total Return(b)                             6.57%(d)     1.28%        (.44)%      (10.11)%      10.03%        3.49%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including waiver and
      expense reductions                     1.00%(d)     1.88%        1.86%         1.89%        1.87%        1.78%
   Expenses, excluding waiver and
      expense reductions                     1.00%(d)     1.92%        1.92%         1.89%        1.87%        1.78%
   Net investment income                     1.33%(d)     3.20%        2.79%         5.57%        6.01%        5.57%

                                     SIX MONTHS
                                        ENDED                             YEAR ENDED 12/31
                                      6/30/2002   -------------------------------------------------------------------
 SUPPLEMENTAL DATA:                  (UNAUDITED)     2001         2000          1999         1998         1997
=====================================================================================================================
 Net assets, end of period (000)        $1,747       $1,519       $1,317        $1,508       $1,522       $1,344

 Portfolio turnover rate                134.98%      393.95%      406.50%       314.07%      359.13%      616.63%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                       SIX MONTHS
                                          ENDED                              YEAR ENDED 12/31
                                        6/30/2002     ---------------------------------------------------------------
                                       (UNAUDITED)       2001         2000          1999         1998         1997
---------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                      $6.37        $6.66        $7.17         $8.44        $8.09        $8.34
                                           ======       ======       ======        ======       ======       ======

 Investment operations
   Net investment income
      (net of interest expense)               .09(a)       .21(a)(e)    .19(a)        .43(a)       .50(a)       .45(a)

   Net realized and
      unrealized gain (loss)                  .33         (.11)        (.26)        (1.26)         .29         (.18)
                                           ------       ------       ------        ------       ------       ------
      Total from investment
      operations                              .42          .10         (.07)         (.83)         .79          .27
                                           ------       ------       ------        ------       ------       ------

 Distributions to shareholders from:
   Net investment income                     (.16)        (.36)           -          (.35)        (.44)        (.46)

   Paid-in capital                              -         (.03)        (.44)         (.09)           -         (.06)
                                           ------       ------       ------        ------       ------       ------
      Total distributions                    (.16)        (.39)        (.44)         (.44)        (.44)        (.52)
                                           ------       ------       ------        ------       ------       ------
 NET ASSET VALUE, END OF PERIOD             $6.63        $6.37        $6.66         $7.17        $8.44        $8.09
                                           ======       ======       ======        ======       ======       ======
 Total Return(b)                             6.76%(d)     1.34%        (.73)%       (9.98)%      10.03%        3.48%

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including expense
      reductions                              .86%(d)     1.84%        1.90%         1.88%        1.85%        1.77%
   Expenses, excluding expense
      reductions                              .86%(d)     1.88%        1.96%         1.88%        1.85%        1.77%
   Net investment income                     1.46%(d)     3.23%        2.77%         5.42%        6.08%        5.62%

                                     SIX MONTHS
                                        ENDED                             YEAR ENDED 12/31
                                      6/30/2002   -------------------------------------------------------------------
 SUPPLEMENTAL DATA:                  (UNAUDITED)     2001         2000          1999         1998         1997
=====================================================================================================================
 Net assets, end of period (000)        $2,134       $2,152       $1,852        $2,696       $4,193       $5,109

 Portfolio turnover rate                134.98%      393.95%      406.50%       314.07%      359.13%      616.63%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                  SIX MONTHS
                                                                     ENDED             YEAR ENDED           3/4/1999(c)
                                                                   6/30/2002     ---------------------------    TO
                                                                  (UNAUDITED)       2001         2000       12/31/1999
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

 NET ASSET VALUE, BEGINNING OF PERIOD                                 $6.32        $6.62        $7.16         $7.91
                                                                     ======        ======       ======       ======
 Investment operations
   Net investment income (net of interest expense)                      .10(a)       .24(a)(e)    .22(a)        .42(a)

   Net realized and unrealized gain (loss)                              .33         (.11)        (.28)         (.85)
                                                                     ------        ------       ------       ------
      Total from investment operations                                  .43          .13         (.06)         (.43)
                                                                     ------        ------       ------       ------
 Distributions to shareholders from:
   Net investment income                                               (.18)        (.40)           -          (.25)

   Paid-in capital                                                        -         (.03)        (.48)         (.07)
                                                                     ------        ------       ------       ------
      Total distributions                                              (.18)        (.43)        (.48)         (.32)
                                                                     ------        ------       ------       ------
 NET ASSET VALUE, END OF PERIOD                                       $6.57        $6.32        $6.62         $7.16
                                                                     ======        ======       ======       ======
 Total Return(b)                                                       6.96%(d)     1.84%        (.57)%       (5.51)%(d)

 RATIOS TO AVERAGE NET ASSETS
   Expenses, including expense reductions                               .72%(d)     1.33%        1.31%         1.25%(d)
   Expenses, excluding expense reductions                               .72%(d)     1.37%        1.37%         1.25%(d)
   Net investment income                                               1.61%(d)     3.69%        3.34%         5.66%(d)

                                                               SIX MONTHS
                                                                  ENDED              YEAR ENDED        3/4/1999(c)
                                                                6/30/2002    -----------------------        TO
 SUPPLEMENTAL DATA:                                            (UNAUDITED)     2001          2000      12/31/1999
======================================================================================================================
 Net assets, end of period (000)                                    $822         $526         $229          $210

 Portfolio turnover rate                                          134.98%      393.95%      406.50%       314.07%
======================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("Funds"): Equity Series ("Global Equity Fund") and Income Series ("Global Income Fund"). Global Equity Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). Global Income Fund is non-diversified. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Funds within the Company on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-Transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments, futures contracts and foreign currency related transactions. At June 30, 2002, there are no forward foreign currency exchange contracts outstanding.

(h) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally open futures contracts are marked to market for federal income tax purposes at fiscal year-end. At June 30, 2002, there are no open futures contracts.

(i) REVERSE REPURCHASE AGREEMENTS-Global Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a U.S. Government security to a securities dealer or bank for cash and agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a fund to credit risk, but this risk is reduced because the fund maintains cash equal to 100% of the market value of the securities sold. At June 30, 2002, there are no open reverse repurchase agreements.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

-------------------------
Global Equity Fund   .75%
Global Income Fund   .50%

12b-1 DISTRIBUTION PLANS

Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                      CLASS A        CLASS B        CLASS C         CLASS P
--------------------------------------------------------------------------------
Service                    .25%            .25%          .25%            .20%
Distribution               .10%(1)(2)      .75%          .75%            .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, each Fund pays an incremental marketing expense of approximately .03% of average net assets of Class A.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the six months ended June 30, 2002:

                                             DISTRIBUTOR             DEALERS
                                             COMMISSIONS         CONCESSIONS
--------------------------------------------------------------------------------
Global Equity Fund                               $13,090             $71,159
Global Income Fund                                 1,928               9,667

Certain of the Company's officers and Directors have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semiannually for Global Equity Fund, and declared daily and paid monthly for Global Income Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At fiscal year end December 31, 2001, the capital loss carryforwards along with the related expiration dates are as follows:

                           2002       2003        2004       2005        2007        2008         2009       TOTAL
-------------------------------------------------------------------------------------------------------------------
Global Equity Fund            -          -           -          -           -           -   $4,612,688  $4,612,688
Global Income
Fund                $16,625,119   $261,741  $4,193,690   $680,831  $1,473,226  $2,677,712            -  25,912,319

The tax character of the distributions paid during the six months ended June 30, 2002 and the fiscal year ended December 31, 2001 is as follows:

                                                   GLOBAL EQUITY FUND                      GLOBAL INCOME FUND
--------------------------------------------------------------------------------------------------------------
                                            6/30/2002      12/31/2001               6/30/2002      12/31/2001
--------------------------------------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income                                 -               -              $1,540,500      $3,680,913
--------------------------------------------------------------------------------------------------------------
Total taxable distributions                         -               -               1,540,500       3,680,913
    Tax return of capital                           -               -                       -         258,040
--------------------------------------------------------------------------------------------------------------
Total distributions paid                            -               -              $1,540,500      $3,938,953
==============================================================================================================

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2002 are as follows:

                               PURCHASES                  SALES
----------------------------------------------------------------
Global Equity Fund           $ 7,897,401            $ 9,007,066
Global Income Fund            79,646,891             85,727,494

As of June 30, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes are as follows:

                                                          GROSS                  GROSS                    NET
                                                     UNREALIZED             UNREALIZED             UNREALIZED
                                TAX COST           APPRECIATION           DEPRECIATION           DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Global Equity Fund           $46,824,281             $5,761,722            $(5,829,021)            $  (67,299)
Global Income Fund            62,760,207              2,402,606             (5,282,145)            (2,879,539)

The Company may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of June 30, 2002, the funds had the following amounts on loan and earned the following amounts:

                                                   VALUE OF
                                                 SECURITIES                 COLLATERAL               INTEREST
                                                 ON LOAN(a)                   OF LOANS           INCOME(b)(c)
--------------------------------------------------------------------------------------------------------------
Global Equity Fund                               $7,387,370                 $7,556,249                $10,726
Global Income Fund                                1,100,752                  1,130,200                    865

(a)  Amount is invested in a restricted money market amount.

(b)  Amount is included in interest income in the Statement of Operations.

(c) The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

6.   DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon is included in Directors' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

8.   LINE OF CREDIT

Equity Fund, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At June 30, 2002 there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9.   SUMMARY OF CAPITAL TRANSACTIONS

Global Equity Fund has authorized 500 million shares of $.001 par value capital stock designated as follows: 445 million Class A shares, 15 million Class B shares, 20 million Class C shares and 20 million Class P shares. As of June 30, 2002, no Class P shares have been issued. Global Income Fund has authorized 500 million shares of $.001 par value capital stock designated as follows: 430 million Class A shares, 30 million Class B shares, 20 million Class C shares and 20 million Class P shares.

                                                               SIX MONTHS ENDED                    YEAR ENDED
GLOBAL EQUITY FUND                                    JUNE 30, 2002 (UNAUDITED)             DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                             SHARES         AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold                                             1,109,821   $ 10,764,237      3,971,262  $ 42,912,208
Shares reacquired                                      (1,055,580)   (10,311,969)    (4,229,949)  (45,512,356)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                                        54,241   $    452,268       (258,687) $ (2,600,148)
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
Shares sold                                               129,308   $  1,219,323        169,200  $  1,765,249
Shares reacquired                                        (117,864)    (1,110,222)      (142,089)   (1,468,437)
--------------------------------------------------------------------------------------------------------------
Increase                                                   11,444   $    109,101         27,111  $    296,812
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
Shares sold                                                82,953   $    795,696        761,279  $  8,400,813
Shares reacquired                                         (55,048)      (521,647)      (767,315)   (8,430,383)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                                        27,905   $    274,049         (6,036) $    (29,570)
--------------------------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED                          YEAR ENDED
GLOBAL INCOME FUND                                    JUNE 30, 2002 (UNAUDITED)                   DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                             SHARES           AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                                               220,817      $ 1,416,918       1,176,250     $  7,594,172
Reinvestment of distributions                             177,690        1,123,275         450,706        2,942,818
Shares reacquired                                        (938,197)      (5,937,304)     (2,781,213)     (18,033,296)
--------------------------------------------------------------------------------------------------------------------
Decrease                                                 (539,690)     $(3,397,111)     (1,154,257)    $ (7,496,306)
--------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                47,845      $   308,844          93,975     $    611,046
Reinvestment of distributions                               5,481           34,748          11,467           74,931
Shares reacquired                                         (27,894)        (179,634)        (64,271)        (415,642)
--------------------------------------------------------------------------------------------------------------------
Increase                                                   25,432      $   163,958          41,171     $    270,335
--------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                24,373      $   156,792         106,941     $    690,503
Reinvestment of distributions                               6,351           40,275          14,037           91,792
Shares reacquired                                         (46,689)        (296,112)        (61,000)        (397,037)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                       (15,965)     $   (99,045)         59,978     $    385,258
--------------------------------------------------------------------------------------------------------------------
CLASS P SHARES
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                75,435      $   475,949          61,530     $    397,391
Reinvestment of distributions                               -    (a)             1            -   (a)             2
Shares reacquired                                         (33,506)        (210,098)        (12,938)         (83,939)
--------------------------------------------------------------------------------------------------------------------
Increase                                                   41,929      $   265,852          48,592     $    313,454
--------------------------------------------------------------------------------------------------------------------

(a) Amount represents less than 1 share.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

A Meeting of Shareholders of the Company was held on July 18, 2002. On May 8, 2002, the record date for shareholders voting at the meeting, there were 13,810,134.643 total outstanding shares. The shareholders of the Company considered the following proposal and the results of their voting were as follows:

1. To elect the Company's Board Members

                                                FOR                    AGAINST
--------------------------------------------------------------------------------
Robert S. Dow                              10,451,145.908            71,562.218
E. Thayer Bigelow                          10,452,764.077            69,944.049
William H. T. Bush                         10,451,631.159            71,076.967
Robert B. Calhoun, Jr.                     10,453,508.111            69,200.015
Stewart S. Dixon                           10,446,879.205            75,828.921
Franklin W. Hobbs                          10,454,196.111            68,512.015
C. Alan MacDonald                          10,452,914.457            69,793.669
Thomas J. Neff                             10,446,366.461            76,341.665
James F. Orr, III                          10,450,851.070            71,857.056

[LORD ABBETT LOGO]


                   This report when not used for the general
                 information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                          LORD ABBETT DISTRIBUTOR LLC
             90 Hudson Street - Jersey City, New Jersey 07302-3973

                         Lord Abbett Global Fund, Inc.
                                  Equity Series
                                  Income Series

                                                                      LAGF-3-602
                                                                          (8/02)